UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22668

 NAME OF REGISTRANT:                     ETF Series Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Kristina R. Nelson
                                         ETF Series Solutions
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-516-1645

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2022 to 07/29/2022

Item 1. Proxy Voting Record.


Volshares Large Cap ETF
--------------------------------------------------------------------------------------------------------------------------
 VMWARE, INC.                                                                                Agenda Number:  935657645
--------------------------------------------------------------------------------------------------------------------------
        Security:  928563402
    Meeting Type:  Annual
    Meeting Date:  12-Jul-2022
          Ticker:  VMW
            ISIN:  US9285634021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Nicole Anasenes                     Mgmt          For                            For

1b.    Election of Director: Marianne Brown                      Mgmt          For                            For

1c.    Election of Director: Paul Sagan                          Mgmt          For                            For

2.     An advisory vote to approve named executive               Mgmt          For                            For
       officer compensation, as described in
       VMware's Proxy Statement.

3.     To ratify the selection by the Audit                      Mgmt          For                            For
       Committee of VMware's Board of Directors of
       PricewaterhouseCoopers LLP as VMware's
       independent auditor for the fiscal year
       ending February 3, 2023.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions
By (Signature)       /s/ Kristina R Nelson
Name                 Kristina R Nelson
Title                President
Date                 8/30/2023